8. Subordinated Debt: Maturity and redemption information relating to Subordinated Debt (Details) - Subordinated Debt	12 Months Ended
Dec. 31, 2016 USD ($)
Based on Maturity Date
Amount Maturing or Redeemable at Option of Holder	$ 34,847,845
Based on Maturity Date | 2017
Amount Maturing or Redeemable at Option of Holder	6,912,514
Based on Maturity Date | 2018
Amount Maturing or Redeemable at Option of Holder	7,286,225
Based on Maturity Date | 2019
Amount Maturing or Redeemable at Option of Holder	10,131,689
Based on Maturity Date | 2020
Amount Maturing or Redeemable at Option of Holder	10,517,417
Based on Interest Adjustment Period
Amount Maturing or Redeemable at Option of Holder	34,847,845
Based on Interest Adjustment Period | 2017
Amount Maturing or Redeemable at Option of Holder	21,653,885
Based on Interest Adjustment Period | 2018
Amount Maturing or Redeemable at Option of Holder	8,308,298
Based on Interest Adjustment Period | 2019
Amount Maturing or Redeemable at Option of Holder	2,959,170
Based on Interest Adjustment Period | 2020
Amount Maturing or Redeemable at Option of Holder	$ 1,926,492